Stock-Based Compensation	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Share-Based Compensation
The Company offers share option plans to employees, directors, and others providing similar employee-related services, which meet the definition of an equity-settled share-based payment.
Stock Options
The Company has five ownership-based participation rights schemes for employees, directors, and certain third-party providers. In accordance with the provisions of the schemes, as approved by the directors and shareholders, grantees have been granted options to purchase common shares at an exercise price based on the fair value price of the Company’s common shares on the date of grant as approved by the directors. The stock options generally have a service condition of two to five years and vest over time as the service condition is being satisfied. Upon termination of employment, unvested stock options are evaluated for forfeiture or modifications, subject to the terms of the awards and Company's policies.
Stock option awards outstanding as of September 30, 2022 and changes during the period ended September 30, 2022 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2022	3,848	$6.55	6.16	$27,796
Vested and expecting to vest at January 1, 2022	3,848	6.55	6.16	27,796
Exercisable at January 1, 2022	2,479	$6.31	4.85	$18,499
Exercised	(3)	6.75	—	—
Cancelled/forfeited	(38)	9.55	—	188
Expired	(1)	6.61	—	4
Outstanding at September 30, 2022	3,806	$6.52	5.39	$42,032
Vested and expecting to vest at September 30, 2022	3,806	6.52	5.39	42,032
Exercisable at September 30, 2022	2,918	$6.30	4.56	$32,874
The Company recorded compensation expense of $2,067 and $1,790 for the nine months ended September 30, 2022 and September 30, 2021, respectively. Unrecognized compensation costs as of September 30, 2022 was $3,835 and will be recognized over a weighted average of 2.27 years.
Restricted Stock Awards (“RSAs”)
RSAs become eligible to vest upon the satisfaction of a time-based service condition. However, in order to vest, a liquidity event, defined as acquisition, asset transfer, or initial listing, must occur within 10 years from the grant date. Upon a liquidity event, if the participant’s service has not terminated, the entire RSA award vests in full, whether or not previously eligible for vesting. If the participant’s service has terminated and they have satisfied the time-based service condition, the RSAs that are outstanding and eligible for vesting shall immediately vest in full. The time-based service requirements of the RSAs have a maximum term of three years from the date of grant.
As of September 30, 2022, there were 579,660 outstanding unvested shares for a weighted average fair value of $4.72. There were no changes during the nine months ended September 30, 2022.
As of September 30, 2022, and September 30, 2021 the Company concluded that the liquidity event performance condition described above for the RSAs was not probable of being satisfied at such time. As a result, the Company did not recognize any compensation cost during the nine months ended September 30, 2022 and September 30, 2021 for any RSAs granted.
Stock-Based Compensation
The Company offers share option plans to employees, directors, and others providing consulting services, which meet the definition of an equity-settled stock-based payment.
Stock Options
The Company has five ownership-based participation rights schemes for employees, directors, and certain third-party providers. In accordance with the provisions of the schemes, as approved by the directors and shareholders, grantees have been granted options to purchase common shares at an exercise price based on the fair value price of the Company’s common shares on the date of grant as approved by the directors. The stock options generally have a service condition of two to five years and vest over time as the service condition is being satisfied. In November 2020, the Company granted 151,068 options which have a performance condition that accelerates vesting on liquidity event. All stock options have a term of 10 years from the date of grant. Upon termination of employment, unvested stock options are evaluated for forfeiture or modifications, subject to the terms of the awards and Company's policies.
Stock option awards outstanding as of December 31, 2021 and changes during the year ended December 31, 2021 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2021	4,283	$5.12	5.09	$2,582
Vested and expecting to vest at January 1, 2021	4,283	5.12	5.09	2,582
Exercisable at January 1, 2021	2,915	$5.02	3.47	$2,582
Granted	620	9.33	$—	—
Exercised	(721)	2.36	$—	1,741
Cancelled/forfeited/expired	(334)	2.50	$—	755
Outstanding at December 31, 2021	3,848	$6.55	6.16	$27,796
Vested and expecting to vest at December 31, 2021	3,848	6.55	6.16	27,796
Exercisable at December 31, 2021	2,479	$6.31	4.85	$18,499
The Company recorded compensation expense of $2,531 and $2,392 for the years ended December 31, 2021 and 2020, respectively. Unrecognized compensation costs as of December 31, 2021 was $6,120 and will be recognized over a weighted average of 2.7 years.
The fair value of each stock option award was estimated on each grant date using the Black-Scholes option pricing model. The following assumptions were used and required significant judgment to determine:
•Expected Term — the Company used the “simplified method” for estimating the expected term of plain-vanilla options, whereby the expected term equals the arithmetic average of the vesting term and LanzaTech’s contractual term of the option.
•Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury zero-coupon instruments with maturities similar to the expected term of LanzaTech’s stock options.
•Expected Dividend — the expected dividend yield is based on the Company's expectation of future dividend payouts to common stockholders.
•Expected Volatility — Due to the Company's limited historical data, a group of similar companies that are publicly traded was used to estimate the expected volatility. The historical volatility data was computed using the daily closing prices for the various companies' shares during the equivalent period of the calculated expected term of the stock-based awards.
The following table summarizes the weighted-average assumptions applied in the Black-Scholes valuation of options for awards subject to expense recognition for the first time in the period, for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Stock price	$9.33	$4.68
Exercise price	9.33	4.68
Expected term (years)	6.1	6.4
Expected volatility	98.0%	100.6%
Risk-free interest rate	1.09%	0.56%
Dividend yield	—%	—%
The weighted-average grant date fair value of options granted during 2021 and 2020 was $6.29 and $3.99 per option, respectively.
Restricted Stock Awards (“RSAs”)
RSAs become eligible to vest upon the satisfaction of a time-based service condition. However, in order to vest, a liquidity event, defined as acquisition, asset transfer, or initial listing, must occur within 10 years from the grant date. Upon a liquidity event, if the participant’s service has not terminated, the entire RSA award vests in full, whether or not previously eligible for vesting. If the participant’s service has terminated and they have satisfied the time-based service condition, the RSAs that are outstanding and eligible for vesting shall immediately vest in full. The time-based service requirements of the RSAs have a maximum term of three years from the date of grant.
RSAs as of December 31, 2021 and changes during the year ended December 31, 2021 were as follows:

	Nonvested Shares (thousands)	Weighted Average Fair Value
Outstanding at January 1, 2021	325	$4.68
Granted	281	4.76
Forfeited	(26)	4.68
Outstanding at December 31, 2021	580	$4.72
As of December 31, 2021 and 2020, the Company concluded that the liquidity event performance condition described above for the RSAs was not probable of being satisfied at such time. As a result, the Company did not recognize any compensation cost during the years ended December 31, 2021 and 2020 for any RSAs granted.